Deferred Revenue and Customer Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Revenue Recognition and Deferred Revenue [Abstract]
Deferred Revenue, by Arrangement
Deferred revenue and customer deposits consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Deferred revenue	80,405	88,478	12,828
Customer deposits	39,586	50,326	7,297

Total deferred revenue and customer deposits – current	119,991	138,804	20,125

Deferred revenue - non-current	3,845	3,585	520

Schedule of Roll Forward of Customer Deposits
Roll-forward of customer deposits:

	Year ended December 31,
	2021	2022
	RMB	RMB	US$
Balance at beginning of year	38,041	39,586	5,739
Cash received from customers during the year	225,976	111,877	16,221
Revenue recognized during the year	(220,333)	(99,929)	(14,488)
Refunds paid during the year	(4,098)	(1,208)	(175)

Balance at end of the year	39,586	50,326	7,297